Going Concern Uncertainties (Details Narrative) - USD ($)	May 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (761,099)	$ (738,004)	$ (651,158)